Share Based Compensation - Schedule of Assumptions Used to Determine the Fair Value of Stock Options Under Binomial Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2024 ¥ / shares $ / shares	Dec. 31, 2023 ¥ / shares $ / shares	Dec. 31, 2022 $ / shares ¥ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	57.71%	49.00%	47.80%
Expected volatility, Maximum	66.26%	51.00%	48.20%
Risk-free interest rate (per annum), Minimum	1.67%	2.40%	1.51%
Risk-free interest rate (per annum), Maximum	2.24%	2.97%	2.94%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples | $ / shares	$ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary shares	$ 11.65	$ 18.8	$ 19.43
Fair value of share option	$ 10.93	$ 18.1	$ 18.39
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples | $ / shares	$ 2.8	$ 2.8	$ 2.8
Fair value of underlying ordinary shares	$ 29.22	$ 32.19	$ 62.05
Fair value of share option	$ 28.5	$ 31.48	$ 61.01